Reconciliation of Statutory Federal Income Tax Rate to Actual Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax computed at the statutory U.S. federal income tax rate			$ (2,008)	$ (1,486)	$ (2,026)
Net operating loss carrryforwards			1,488	1,376	1,938
Stock-based compensation			517	109	79
Other			5	3	11
Provision for income taxes	$ 134	$ 2	$ 2	$ 2	$ 2